Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and Other Receivables [Line Items]
Trade and other current receivables	$ 3,551,022	$ 2,377,789
Trade and other non-current receivables	906,508	616,793
Current [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,802,977	1,773,138
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,350,373	2,932,551
Trade and other non-current receivables	907,022	616,793
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	558,913	534,947
Trade and other non-current receivables	57,636	36,053
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	107,298	148,775
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	149,072	119,003
Trade and other non-current receivables	57,610	34,855
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	302,543	267,169
Trade and other non-current receivables	26	1,198
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		10,720
By type of portfolio [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		10,720
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,260,524	1,705,820
Trade and other non-current receivables	39,928	35,993
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	494,693	397,044
Trade and other non-current receivables	6,716	6,613
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	289,485	254,952
Trade and other non-current receivables	20,132	16,250
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,476,346	1,053,824
Trade and other non-current receivables	13,080	13,130
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	198,032	91,326
Trade and other non-current receivables	73,949	24,321
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	27,155	13,828
Trade and other non-current receivables	6,962	9,603
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	41,218	44,710
Trade and other non-current receivables	50,855	12,205
By type of portfolio [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	129,659	32,788
Trade and other non-current receivables	16,132	2,513
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	301,319	336,554
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	70,039	103,455
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	149,072	119,003
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	82,208	114,095
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		8,736
By type of portfolio [Member] | Current [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		8,736
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,181,219	800,895
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	291,925	236,993
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	126,785	105,109
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	762,509	458,793
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	75,299	41,021
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	11,851	7,799
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	11,752	23,113
By type of portfolio [Member] | Current [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	51,696	10,109
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	24,816	18,955
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	24,111	17,384
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	705	1,571
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		196
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		196
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	277,840	245,976
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	63,756	64,603
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	29,042	22,745
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	185,042	158,628
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	19,796	13,154
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,271	1,773
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,631	3,288
By type of portfolio [Member] | 1-30 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	14,894	8,093
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,407	14,367
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,111	6,182
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,296	8,185
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		36
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		36
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	89,654	69,044
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	15,124	9,837
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	12,611	12,113
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	61,919	47,094
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	11,193	7,553
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	979	1,573
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,031	2,136
By type of portfolio [Member] | 31-60 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,183	3,844
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,145	12,761
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	178	251
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,967	12,510
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		68
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		68
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	44,909	28,476
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,678	3,650
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,262	8,013
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	29,969	16,813
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	8,301	4,852
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	609	570
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,015	1,815
By type of portfolio [Member] | 61-90 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,677	2,467
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,996	14,007
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	397	196
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,599	13,811
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		56
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		56
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	40,902	23,602
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,579	2,285
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	11,040	7,990
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	25,283	13,327
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	7,475	3,860
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	627	268
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,729	1,699
By type of portfolio [Member] | 91-120 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,119	1,893
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	33,373	7,536
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	44	204
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	33,329	7,332
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		58
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		58
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	29,489	18,955
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,100	2,551
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,248	5,504
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	22,141	10,900
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	6,173	3,304
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	461	222
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,504	1,650
By type of portfolio [Member] | 121-150 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,208	1,432
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	11,385	4,239
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	73	209
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	11,312	4,029
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		58
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		58
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	29,266	21,965
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,924	4,888
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,360	6,119
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	21,982	10,958
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	5,209	2,944
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	447	262
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,300	1,584
By type of portfolio [Member] | 151-180 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,462	1,098
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,559	8,138
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	393	154
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,166	7,984
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		48
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		48
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	33,897	20,282
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,838	5,018
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,907	4,999
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	26,152	10,265
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,883	2,660
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	422	211
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,179	1,562
By type of portfolio [Member] | 181-210 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,282	887
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,096	2,877
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	929	192
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,167	2,684
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		37
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		37
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	24,507	21,495
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,429	2,893
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	11,961	5,329
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	10,117	13,273
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	4,447	2,456
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	407	169
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,286	1,565
By type of portfolio [Member] | 211-250 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	2,754	722
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	158,817	115,516
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,023	20,548
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Non-renegotiated Portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	155,794	94,968
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		1,427
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables, Generation and Transmission [Member] | Renegotiated portfolio [Member] | Other Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables		1,427
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	508,841	455,130
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	98,340	64,326
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	79,269	77,031
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Non-renegotiated Portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	331,232	313,773
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	55,256	9,522
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Large Customers
Trade and Other Receivables [Line Items]
Trade and other current receivables	9,081	981
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Institutional Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	15,791	6,298
By type of portfolio [Member] | More than 251 days [Member] | Trade Receivables Distribution [Member] | Renegotiated portfolio [Member] | Mass Market Customers [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	30,384	2,243
By type of portfolio [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	3,017,469	2,342,815
Trade and other non-current receivables	171,513	96,367
By type of portfolio [Member] | Gross Carrying Amount [Member] | Current [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	1,557,837	1,187,206
By type of portfolio [Member] | Gross Carrying Amount [Member] | 1-30 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	322,452	278,280
By type of portfolio [Member] | Gross Carrying Amount [Member] | 31-60 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	111,254	91,000
By type of portfolio [Member] | Gross Carrying Amount [Member] | 61-90 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	56,355	46,157
By type of portfolio [Member] | Gross Carrying Amount [Member] | 91-120 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	58,373	41,526
By type of portfolio [Member] | Gross Carrying Amount [Member] | 121-150 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	69,035	29,853
By type of portfolio [Member] | Gross Carrying Amount [Member] | 151-180 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	45,860	29,206
By type of portfolio [Member] | Gross Carrying Amount [Member] | 181-210 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	42,339	31,128
By type of portfolio [Member] | Gross Carrying Amount [Member] | 211-250 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	31,050	26,865
By type of portfolio [Member] | Gross Carrying Amount [Member] | More than 251 days [Member]
Trade and Other Receivables [Line Items]
Trade and other current receivables	$ 722,914	$ 581,595